INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,481	$ 1,391
Accumulated Amortization	876	819
Development in Progress	51	81
Total	656	653
Computer applications software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,476	1,386
Accumulated Amortization	871	814
Development in Progress	51	81
Total	656	653
Other
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 0